Summary of Significant Accounting Policies (Details)			12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($) Investor	Dec. 31, 2025 HKD ($) Investor	Dec. 31, 2024 USD ($)	Oct. 09, 2025 USD ($)	Dec. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Short-term investments			3 months	3 months
Number of investors (in Investor) | Investor			5	5
Receivable from investors					$ 3,000,000
Interest rate						8.00%
Allowance for doubtful accounts
Interest income			$ 107,703
Lease terms			12 months
Contributions by employer and employee rate			5.00%	5.00%
Relevant income			$ 3,845	$ 30,000
Accrued income taxes			7,920
Assessable profits income tax			$ (49,104)		$ 120,391
Tax benefit percentage			50.00%	50.00%
Starchain [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage	16.50%	16.50%
HF IAM [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage	8.25%	8.25%
Assessable profits income tax	$ 2	$ 256,000
Third-Party [Member]
Summary of Significant Accounting Policies [Line Items]
Loan to third-party						$ 6,000,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage			(0.51%)	(0.51%)	12.20%
Assessable profits income tax			$ (49,104)		$ 120,391
Hong Kong [Member] | HF IAM [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage	16.50%	16.50%
Assessable profits income tax	$ 2	$ 256,000
Shine Prosperity [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate			34.00%				100.00%